Provisions - (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other provisions [line items]
Schedule showing breakdown of non-current and current provisions

	2018			2017
	Non- Current	Current	Total	Non- Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Provision for pensions	52,529	197	52,726	59,195	—	59,195
Environmental provision	2,880	331	3,211	3,121	346	3,467
Provisions for litigation	—	2,399	2,399	—	11,732	11,732
Provisions for third-party liability	7,270	—	7,270	7,639	—	7,639
Provisions for C02 emissions allowances	2,859	25,111	27,970	—	7,281	7,281
Other provisions	10,249	12,532	22,781	12,442	13,736	26,178
Total	75,787	40,570	116,357	82,397	33,095	115,492

Schedule of changes in provisions

The changes in the various line items of provisions in 2018 and 2017 were as follows:

			Provisions for	Provisions for	Provisions for
	Provision for	Environmental	Litigation	Third	CO2 Emissions	Other
	Pensions	Provision	in Progress	Party Liability	Allowances	Provisions	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2017	60,876	3,083	—	5,835	5,512	26,278	101,584
Charges for the year	5,082	133	10,807	2,451	6,946	1,494	26,913
Provisions reversed with a credit to income	(1,321)	—	(237)	(181)	—	(545)	(2,284)
Amounts used	(2,304)	(93)	—	—	(5,907)	(2,911)	(11,215)
Provision against equity	(4,511)	—	—	—	—	—	(4,511)
Transfers from/(to) other accounts	—	—	931	(12)	—	(612)	307
Exchange differences and others	1,373	344	231	(454)	730	1,009	3,233
Transfer from liabilities associated with assets held for sale (see Note 29)	—	—	—	—	—	1,465	1,465
Balance at December 31, 2017	59,195	3,467	11,732	7,639	7,281	26,178	115,492
Charges for the year	4,611	103	392	229	26,348	2,483	34,166
Provisions reversed with a credit to income	(36)	—	—	(9)	—	(1,524)	(1,569)
Amounts used	(2,076)	—	(9,595)	(239)	(5,470)	(3,039)	(20,419)
Provision against equity	(3,568)	—	—	—	—	—	(3,568)
Transfers from/(to) other accounts	277	—	—	—	—	—	277
Exchange differences and others	(5,677)	(359)	(130)	(350)	(189)	(2,035)	(8,740)
Additions from business combinations (see Note 5)	—	—	—	—	—	735	735
Disposals from business divestitures	—	—	—	—	—	(17)	(17)
Balance at December 31, 2018	52,726	3,211	2,399	7,270	27,970	22,781	116,357

France
Disclosure of other provisions [line items]
Schedule showing changes in obligation

	2018	2017
	US$'000	US$'000
Obligations at the beginning of year	29,768	29,733
Current service cost	1,678	1,834
Borrowing costs	470	383
Actuarial differences	(700)	(4,570)
Benefits paid	(1,818)	(1,471)
Exchange differences	(1,349)	3,859
Obligations at the end of year	28,049	29,768

Schedule of estimated future benefit payments

The following table reflects the gross benefit payments that are expected to be paid for the benefit plans for the year ended December 31, 2018:

2018
US$'000
2019	1,597
2020	977
2021	1,179
2022	1,329
2023	2,007
Years 2024-2028	8,628

South Africa
Disclosure of other provisions [line items]
Schedule showing changes in obligation

In this regard, the changes of this provision in 2018 and 2017 were as follows:

	2018	2017
	US$'000	US$'000
Obligations at beginning of year	7,872	8,760
Current service cost	139	310
Borrowing costs	740	932
Actuarial differences	(2,000)	(2,226)
Benefits paid	(226)	(740)
Exchange differences	(1,096)	836
Obligations at end of year	5,429	7,872

Schedule of breakdown in percentage of plan assets

The breakdown, in percentage, of the plan assets are as follows:

	2018	2017
Cash	1.72%	47.45%
Equity	47.42%	24.79%
Bond	13.62%	7.66%
Property	2.67%	1.41%
International	30.27%	15.74%
Others	4.30%	2.95%
Total	100.00%	100.00%

Schedule showing fair value rollforward of plan assets

Changes in the fair value of plan assets linked to the defined benefit plans in South Africa were as set forth in the following table:

	2018	2017
	US$'000	US$'000
Fair value of plan assets at the beginning of the year	2,248	3,532
Interest income on assets	216	255
Benefits paid	(50)	(2,609)
Actuarial differences	(228)	270
Other	(280)	800
Fair value of plan assets at the end of the year	1,906	2,248
Actual return on assets	(11)	525

Venezuela
Disclosure of other provisions [line items]
Schedule showing changes in obligation

In this regards, the changes of this provision in 2018 and 2017 were as follows:

	2018	2017
	US$'000	US$'000
Obligations at the beginning of year	1,883	2,955
Current service cost	775	158
Borrowing costs	—	2,255
Benefits paid	(35)	(93)
Exchange differences	(2,089)	(3,392)
Obligations at the end of year	534	1,883

Summary of the main actuarial assumptions used to calculate obligations

The summary of the main actuarial assumptions used to calculate the aforementioned obligations is as follows:

	France		South Africa		Venezuela
	2018	2017	2018	2017	2018	2017
Salary increase	1.60%-6.10%	1.60%-6.10%	7.2%	8.1%	400000%	207.25%
Discount rate	2%	2%	9.9%	10.3%	520004%	219.54%
Expected inflation rate	1.60%	1.60%	6.2%	7.10%	500000%	207%
Mortality	TGH05/TGF05	TGH05/TGF05	SA 85-90 / PA (90)	SA 85-90 / PA (90)	UP94	UP94
Retirement age	65	65	63	63	64	63

North America
Disclosure of other provisions [line items]
Schedule showing changes in obligation

The changes to these obligations in the current year ended December 31, 2018 were as follows:

	2018
	USA	Canada
	Pension	Pension	Post-retirement
	Plans	Plans	Plans	Total
	US$'000	US$'000	US$'000	US$'000
Obligations at the beginning of year	38,195	24,788	8,837	71,820
Service cost	185	123	334	642
Borrowing cost	1,300	816	297	2,413
Actuarial differences	(2,849)	(416)	(1,240)	(4,505)
Benefits paid	(1,874)	(978)	(161)	(3,013)
Exchange differences	—	(1,940)	(690)	(2,630)
Expenses	(70)	—	—	(70)
Plan amendments	175	—	—	175
Obligations at the end of year	35,062	22,393	7,377	64,832

Schedule of estimated future benefit payments

The following reflects the gross benefit payments that are expected to be paid in future years for the benefit plans for the year ended December 31:

		Non-pension
		Postretirement
	Pension Plans	Plans
	US$'000	US$'000
2019	3,175	197
2020	3,205	197
2021	3,241	203
2022	3,247	203
2023	3,311	222
Years 2024-2028	17,178	1,393

Schedule of breakdown in percentage of plan assets

The breakdown as of December 31, 2018 and 2017 of the assets by class are:

	2018	2017
Cash	1%	2%
Equity Mutual Funds	40%	45%
Fixed Income Securities	59%	51%
Real Estate Mutual Funds	—%	2%
Total	100%	100%

Schedule showing fair value rollforward of plan assets

For the year ended December 31, 2018, the changes in plan assets were as follows:

	2018
	USA	Canada
	Pension	Pension
	Plans	Plans	Total
	US$'000	US$'000	US$'000
Fair value of plan assets at the beginning of the year	32,869	19,283	52,152
Interest income on assets	1,110	643	1,753
Benefits paid	(1,874)	(978)	(2,852)
Actuarial return on plan assets	(3,044)	(1,154)	(4,198)
Other	(23)	(718)	(741)
Fair value of plan assets at the end of the year	29,038	17,076	46,114

Summary of the main actuarial assumptions used to calculate obligations

The assumptions used to determine benefit obligations at December 31, 2018 and 2017 for the North American plans are as follows:

	North America – 2018			North America – 2017
	USA	Canada		USA	Canada
	Pension	Pension	Postretirement	Pension	Pension	Postretirement
	Plan	Plan	Plan	Plan	Plan	Plan
Salary increase	N/A	2.75% - 3.00%	N/A	N/A	2.75% - 3.00%	N/A
Discount rate	4.00%	3.80%	3.90%	3.50%	3.60%	3.65%
Expected inflation rate	N/A	N/A	N/A	N/A	N/A	N/A
Mortality	SOA RP-2014 Blue Collar Mortality	CPM2014-Private	CPM2014-Private	SOA RP-2014 Total Dataset Mortality	CPM2014-Private	CPM2014-Private
Retirement age	65	62	62	65	62	62

Schedule showing reconciliation of benefit obligations, plan assets and funded status

Benefit Obligations and Funded Status – The following provides a reconciliation of the benefit obligations, plan assets and funded status of the North American plans as of December 31, 2018 and 2017:

	2018				2017
	USA	Canada			USA	Canada
			Post-				Post-
	Pension	Pension	retirement		Pension	Pension	retirement
	Plans	Plans	Plans	Total	Plans	Plans	Plans	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Benefit obligation	35,062	22,393	7,377	64,832	38,195	24,788	8,837	71,820
Fair value of plan assets	(29,038)	(17,076)	—	(46,114)	(32,869)	(19,283)	—	(52,152)
Provision for pensions	6,024	5,317	7,377	18,718	5,326	5,505	8,837	19,668